Segment Information - Customers accounted for 10% or more of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Net revenues	$ 134,109,632	$ 37,334,966	$ 11,030,079
Revenue | Customer risk | Company A
Segment Information
Net revenues		$ 6,919,426	$ 4,019,900
Concentration risk (as a percent)		18.53%	36.44%
Revenue | Customer risk | Company B
Segment Information
Net revenues	$ 73,116,840	$ 7,467,645
Concentration risk (as a percent)	54.52%	20.00%
Revenue | Customer risk | Company C
Segment Information
Net revenues	$ 14,609,270
Concentration risk (as a percent)	10.89%